FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INVESTMENTS
Investment fund - FDIC	R$ 30,109
Guarantee for legal proceedings	37,238	R$ 46,280
Total	67,347	46,280
Current	30,109
Non-current	R$ 37,238	R$ 46,280